Cover	Sep. 28, 2022
Cover [Abstract]
Entity Registrant Name	Corporate Universe, Inc.
Entity Central Index Key	0001450307
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Sep. 28, 2022
Entity File Number	000-54277
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-2005645
Entity Address Address Line 1	2093 Philadelphia Pike #8334
Entity Address City Or Town	Claymont
Entity Address State Or Province	DE
Entity Address Postal Zip Code	33431
City Area Code	302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	273-1150
Security 12g Title	Common Stock, par value $0.0001 per share
Trading Symbol	COUV